Derivatives	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives

6.    Derivatives

Corporate Risk Management Activities

The Company uses exchange-traded futures to manage price risk of fluctuating Chicago Board of Trade (“CBOT”) prices related to forecasted purchases and sales of soybeans and soybean related products in the normal course of business. These risk management activities are actively monitored for compliance with the Company’s risk management policies. The disclosures within do not reflect the derivatives acquired in the acquisition of ZFS Creston.

As of December 31, 2021, the Company held financial futures related to a portion of its forecasted purchases of soybeans for an aggregate notional volume of 645 bushels of soybeans. 620 bushels of the aggregate notional volume will settle in 2022 with the remaining 25 settling in Q1 2023. As of December 31, 2021, the Company held financial futures related to a portion of its forecasted sales of soybean oil for an aggregate notional volume of 260 pounds of soybean oil all of which will settle in 2022. As of December 31, 2021, the Company held financial futures related to a portion of its forecasted sales of soybean meal for an aggregate notional volume of 46 tons of soybean meal all of which will settle in 2022.

Tabular Derivatives Disclosures

The Company has master netting agreements with its counterparties which allow for the settlement of contracts in an asset position with contracts in a liability position in the event of default or termination. Such netting arrangements reduce the Company’s credit exposure related to these counterparties. As all of the Company’s derivative contracts are centrally cleared and therefore are cash-settled on a daily basis the fair value approximates zero.

The Company’s derivative contracts as of December 31, 2021 were as follows:

		Liability
	Asset Derivative	Derivative
Soybeans	$18	$48
Soybean oil	5	1
Soybean meal	—	1,228
Effect of daily cash settlement	(23)	(1,277)
Net derivatives as classified in the balance sheet	$—	$—

The Company had a current asset representing excess cash collateral posted to a margin account of $2,504 as of December 31, 2021. These amounts are not included with the derivatives presented in the table above and are included in prepaid expenses and other current assets in the accompanying consolidated balance sheets.

Currently, the Company does not seek cash flow hedge accounting treatment for its derivative financial instruments and thus changes in fair value are reflected in current earnings.

The tables below show the amounts of pre-tax gains and losses related to the Company’s derivatives

	Year Ended December 31, 2021
	Gain (loss)	Unrealized (loss)	Total (loss) gain
	realized on	gain on	recognized in
	derivatives	derivatives	income
Soybeans	$211	$(30)	$181
Soybean oil	1,148	4	1,152
Soybean meal	(680)	(1,228)	(1,908)
Total	$679	$(1,254)	$(575)

The Company’s soybean positions are designed to hedge risk related to inventory purchases, therefore the gains and losses on soybean instruments are recorded in cost of sales in the accompanying consolidated statements of operations. The Company’s soybean oil and soybean meal positions are designed to hedge risk related to sales transactions therefore the gains and losses on soybean oil and soybean meal instruments are recorded in revenues in the accompanying consolidated statements of operations.

The Company classifies the cash effects of its derivatives within the “Cash Flows From Operating Activities” section of the consolidated statements of cash flows.

The Company did not commence trading until January 2021, therefore there was no derivative activity or balances as of December 31, 2020 or for the years ended December 31, 2020 and 2019.